Shareholders' Equity - Restricted stock units activity (Details) - Restricted stock units EquityInstruments in Thousands		12 Months Ended
	May 20, 2021 USD ($)	Sep. 30, 2021 EquityInstruments $ / shares
Stockholder's Equity
Granted (in shares)	953,750	954
Balance, September 30, 2021 (in shares) | EquityInstruments		954
Granted (in dollars per share)		$ 8.48
Balance, September 30, 2021 (in dollars per share)		$ 8.48